Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Obsolescence Reserve

Inventories, net of obsolescence reserve, are summarized as follows:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)

Raw materials and work in progress	$2,980	$2,932
Retail inventories and finished goods	62,813	62,962

	$65,793	$65,894

Continuity of Obsolescence Reserve from Continuing Operations for Inventory

Continuity of the obsolescence reserve from continuing operations for inventory is as follows (in thousands):

*Balance March 28, 2015	$2,178
Additional charges	533
Deductions	(1,040)

*Balance March 26, 2016	1,671
Additional charges	300
Deductions	(639)

*Balance March 25, 2017	1,332
Additional charges	592
Deductions	(436)

Balance March 31, 2018	$1,488

*Retrospectively revised (see note 18)